Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Unconsolidated Entities
Summary of investments in joint ventures and share of income from such joint ventures, balance sheet

	December 31, 2011	December 31, 2010
BALANCE SHEETS
Assets:
Investment properties, at cost	$20,481,657	$21,236,594
Less — accumulated depreciation	5,264,565	5,126,116

	15,217,092	16,110,478
Cash and cash equivalents	806,895	802,025
Tenant receivables and accrued revenue, net	359,208	353,719
Investment in unconsolidated entities, at equity	133,576	158,116
Deferred costs and other assets	526,101	525,024

Total assets	$17,042,872	$17,949,362

Liabilities and Partners' (Deficit) Equity:
Mortgages and other indebtedness	$15,582,321	$15,937,404
Accounts payable, accrued expenses, intangibles, and deferred revenue	775,733	748,245
Other liabilities	981,711	961,284

Total liabilities	17,339,765	17,646,933
Preferred units	67,450	67,450
Partners' (deficit) equity	(364,343)	234,979

Total liabilities and partners' (deficit) equity	$17,042,872	$17,949,362

Our Share of:
Partners' (deficit) equity	$(32,000)	$146,578
Add: Excess Investment	714,515	757,672

Our net Investment in Joint Ventures	$682,515	$904,250

Scheduled principal payment repayments on joint venture properties' mortgages and other indebtedness

2012	$2,746,336
2013	1,875,642
2014	1,925,553
2015	2,116,162
2016	1,462,915
Thereafter	5,448,606

Total principal maturities	15,575,214
Net unamortized debt premiums and discounts	7,107

Total mortgages and other indebtedness	$15,582,321

Summary of investments in joint ventures and share of income from such joint ventures, statements of operations

	For the Year Ended December 31,
	2011	2010	2009
STATEMENTS OF OPERATIONS
Revenue:
Minimum rent	$1,844,774	$1,810,581	$1,813,180
Overage rent	161,993	143,018	127,561
Tenant reimbursements	862,211	870,555	903,009
Other income	175,430	214,728	168,239

Total revenue	3,044,408	3,038,882	3,011,989
Operating Expenses:
Property operating	602,989	595,733	614,968
Depreciation and amortization	737,865	752,014	760,068
Real estate taxes	220,955	230,326	234,506
Repairs and maintenance	76,258	92,490	98,197
Advertising and promotion	57,703	55,952	58,261
Provision for credit losses	8,648	3,934	14,935
Impairment charge	—	—	17,268
Other	227,703	209,635	181,693

Total operating expenses	1,932,121	1,940,084	1,979,896

Operating Income	1,112,287	1,098,798	1,032,093
Interest expense	(813,433)	(812,886)	(826,951)
Loss from unconsolidated entities	(4,644)	(840)	(4,739)
Impairment charge from investments in unconsolidated entities	—	(16,671)	—

Income from Continuing Operations	294,210	268,401	200,403
Income from discontinued joint venture interests	48,154	63,108	58,169
Gain on sale or disposal of assets and interests in unconsolidated entities, net	347,640	39,676	—

Net Income	$690,004	$371,185	$258,572

Third-Party Investors' Share of Net Income	$384,384	$234,799	$170,265

Our Share of Net Income	305,620	136,386	88,307
Amortization of Excess Investment	(50,562)	(48,329)	(55,690)
Our Share of Gain on Sale or Disposal of Assets and Interests in Unconsolidated Entities, net	(173,820)	(20,305)	—
Our Share of Impairment Charge from Investments in Unconsolidated Entities	—	8,169	7,603

Income from Unconsolidated Entities	$81,238	$75,921	$40,220